Restricted Deposits - Deposits Which are Restricted in Use (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Short-term financial instruments	₩ 508,677	₩ 1,426,952
Long-term financial instruments	375	893
Financial instruments	509,052	1,427,845
Restricted deposits [member]
Disclosure of financial assets [line items]
Short-term financial instruments	79,500	98,057
Long-term financial instruments	372	890
Financial instruments	₩ 79,872	₩ 98,947